Cover	Jun. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 12, 2025
Entity Registrant Name	SERVE ROBOTICS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42023
Entity Tax Identification Number	85-3844872
Entity Address, Address Line One	730 Broadway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	818
Local Phone Number	860-1352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SERV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001832483